NOTE 4 – TECHNOLOGY ACQUISITION AGREEMENT AND COMMITMENTS (Details Narrative) (USD $)	1 Months Ended	5 Months Ended	12 Months Ended		58 Months Ended
	Feb. 28, 2011	May 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013 Units	Oct. 14, 2008
Accounting Policies [Abstract]
License Costs		$ 230,000	$ 230,000	$ 230,000	$ 250,000
Shares Issued for Technology	2,400,000				2,400,000
Royalty Payments					25
Deposit, Assets						10,000
Second Payment for Asset						10,000
Percent of Funds Raised Paid to MPP						20.00%
Shares of Outstanding Ownership Issued						6.00%
Units Receivable					10
Production and Distribution Costs, Estimate, Low					500
Production and Distribution Costs, Estimate, High					700
Hourly Wages					$ 75